U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer: Putnam Funds
Trust

One Post Office Square
Boston, Massachusetts  02109

2.	The name of each series or class of
securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
	[ ] Putnam Mid Cap Fund 2000

753.	Investment Company Act File Number:
	811-7513
	Securities Act File Number:
	333-515

4(a).	Last day of fiscal year for which this Form
is filed: 1/31/01


4(b).  [   ]	Check box if this Form is
being filed late (i.e., 			more than
90 calendar days after the end of the
			issuers fiscal year).  (See
Instruction A.2)

	Note:  If the Form is being filed late,
interest must be paid on the registration fee due.

4(c).  [   ]	Check box if this is the last time the
issuer will 		be filing this Form.

5.	Calculation of registration fee:

(i)
Aggregate
sale price
of
securities
sold
      during
the fiscal
year
pursuant to
section
      24(f):
$2,017,399

(ii)
Aggregate
price of
securities
redeemed or

repurchased
during the
fiscal year:


$0

(iii)
Aggregate
price of
securities
redeemed or

repurchased
during any
prior fiscal
year
      ending
no earlier
than October
11, 1995
      that
were not
previously
used to
reduce

registration
fees payable
to the

Commission:






$0

(iv)	 Total
available
redemption
credits [add
      Items
5(ii) and
5(iii):


$0

(v)	 Net
sales - if
Item 5(i) is
greater than
      Item
5(iv)
[subtract
Item 5(iv)
from Item
      5(i)]:



$2,017,399

(vi)
Redemption
credits
available
for use in
      future
years - if
Item 5(i) is
less than
      Item 5
(iv)
[subtract
Item 5 (iv)
from
      Item 5
(i)]:




$0

(vii)
Multiplier
for
determining
registration
      fee
     (see
Instruction
C.9):




 .00025




(viii)Regist
ration fee
due
[multiply
Item 5(v)
      by
Item 5(vii)]
(enter 0 if
no fee is
      due):


$504.35


6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0

7.	Interest due - if this Form is being filed
more than 90 days after the end of the
issuers fiscal year (see Instruction D):

	+$-

8.	Total of the amount of the registration fee
due plus any interest due [line 5(viii) plus line 7]:

	=$504.35
9.	  Date the registration fee and any
interest payment was
	  sent to the Commissions lockbox
depository:


	  Method of Delivery:

			[x]	Wire Transfer
(CIK)0001005942
			[   ]	Mail or other means



SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)		/s/Michael T.
Healy

	___________________________________
						Michael T.
Healy
						Managing
Director
					      Global
Operations Services


Date:  4/26/01